3. Inventories (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories Details
Reserve for the provision for slow moving and obsolete inventory	$ 265,637	$ 279,388	$ 360,624